Available-for-sale Financial Assets (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Available-for-sale Financial Assets

	December 31, 2016	December 31, 2017
	NT$	NT$
	(In Millions)	(In Millions)
Corporate bonds	$29,999.5	$40,165.2
Agency bonds/Agency mortgage-backed securities	14,880.5	29,235.4
Asset-backed securities	11,254.7	13,459.5
Government bonds	8,457.4	7,817.7
Publicly traded stocks	3,196.7	2,548.1
Non-publicly traded stocks	2,944.9	2,532.3
Mutual funds	1,157.6	2,342.0
Commercial paper	—	148.3

	$71,891.3	$98,248.5

Current portion	$67,788.8	$93,374.2
Noncurrent portion	4,102.5	4,874.3

	$71,891.3	$98,248.5